UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06444

Legg Mason Partners Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Semi-Annual Report	April 30, 2022

FRANKLIN

GLOBAL EQUITY FUND

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this objective.

Letter from the president

Dear Shareholder,

We are pleased to provide the semi-annual report of Franklin Global Equity Fund for the six-month reporting period ended April 30, 2022. Please read on for Fund performance information during the Fund’s reporting period.

Special shareholder notice

Effective March 1, 2022, Jacqueline Kenney (formerly known as Jacqueline Hurley) is no longer a portfolio manager for the Fund.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

II	Franklin Global Equity Fund

Performance review

For the six months ended April 30, 2022, Class A shares of Franklin Global Equity Fund, excluding sales charges, returned -7.62%. The Fund’s unmanaged benchmark, the MSCI World Index (NR) (USD)i, returned -11.30% for the same period. The Lipper Global Multi-Cap Core Funds Category Averageii returned -14.75% over the same time frame.

Performance Snapshot as of April 30, 2022 (unaudited)
(excluding sales charges)	6 months
Franklin Global Equity Fund:
Class 1[1]	-7.51%
Class A	-7.62%
Class C	-7.96%
Class I	-7.43%
Class IS	-7.42%
MSCI World Index (NR) (USD)	-11.30%
Lipper Global Multi-Cap Core Funds Category Average	-14.75%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.franklintempleton.com.

All share class returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply or the deduction of taxes that a shareholder would pay on Fund distributions. If sales charges were reflected, the performance quoted would be lower. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Fund performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

Total Annual Operating Expenses (unaudited)

As of the Fund’s current prospectus dated March 1, 2022, the gross total annual fund operating expense ratios for Class 1, Class A, Class C, Class I and Class IS shares were 1.11%, 1.37%, 2.24%, 1.02% and 1.41%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

As a result of expense limitation arrangements, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets will not exceed 1.30% for Class A shares, 2.05% for Class C shares, 0.95% for Class I shares and 0.90% for Class IS shares. In addition, the ratio of total annual fund operating

[1]

Class 1 shares of the Fund are not available for purchases or incoming exchanges. Investors owning Class 1 shares may continue to hold those shares but may not add to their Class 1 share positions except through dividend reinvestment.

Franklin Global Equity Fund	III

Performance review (cont’d)

expenses for Class 1 shares will not exceed the ratio of total annual fund operating expenses for Class A shares and the ratio of the total annual fund operating expense for Class IS shares will not exceed the ratio of the total annual fund operating expense for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts previously waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expense incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

As always, thank you for your confidence in our stewardship of your assets.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

May 31, 2022

RISKS: Investments in stocks are subject to price and market fluctuations. The Fund may invest in small- and medium-capitalization companies that may involve a higher degree of risk and volatility than investments in large-capitalization companies. The Fund invests a significant portion of its portfolio in foreign companies, which are subject to special risks, including currency fluctuations, changes in political, social and economic conditions, differing securities regulations and periods of illiquidity, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political and legal systems that are less developed and are less stable than those of more developed countries. Real estate investment trusts (“REITs”) are closely linked to the performance of the real estate markets. REITs are subject to illiquidity, credit and interest rate risks. The Fund may use derivatives, such as forward foreign currency contracts, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

IV	Franklin Global Equity Fund

[i]

The MSCI World Index (NR) (USD) is a free float-adjusted, market capitalization-weighted index designed to measure the performance of stocks exhibiting overall value style characteristics in global developed markets. Net Returns (NR) include income net of tax withholding when dividends are paid.

ii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the six-month period ended April 30, 2022, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 157 funds in the Fund’s Lipper category, and excluding sales charges, if any.

Franklin Global Equity Fund	V

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†

The bar graph above represents the composition of the Fund’s investments as of April 30, 2022 and October 31, 2021. The Fund is actively managed. As a result, the composition of the Fund’s investments is subject to change at any time.

Franklin Global Equity Fund 2022 Semi-Annual Report	1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2021 and held for the six months ended April 30, 2022.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
	Actual Total Return Without Sales Charge[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]		Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class 1	-7.51%	$1,000.00	$924.90	1.09%	$5.20	Class 1	5.00%	$1,000.00	$1,019.39	1.09%	$5.46
Class A	-7.62	1,000.00	923.80	1.30	6.20	Class A	5.00	1,000.00	1,018.35	1.30	6.51
Class C	-7.96	1,000.00	920.40	2.05	9.76	Class C	5.00	1,000.00	1,014.63	2.05	10.24
Class I	-7.43	1,000.00	925.70	0.95	4.54	Class I	5.00	1,000.00	1,020.08	0.95	4.76
Class IS	-7.42	1,000.00	925.80	0.90	4.30	Class IS	5.00	1,000.00	1,020.33	0.90	4.51

2	Franklin Global Equity Fund 2022 Semi-Annual Report

[1]	For the six months ended April 30, 2022.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge (“CDSC”) with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Franklin Global Equity Fund 2022 Semi-Annual Report	3

Schedule of investments (unaudited)

April 30, 2022

Franklin Global Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Common Stocks — 98.4%
Communication Services — 6.6%
Entertainment — 1.2%
Electronic Arts Inc.	10,400	$1,227,720
Nintendo Co. Ltd.	2,700	1,244,322	(a)
Total Entertainment		2,472,042
Interactive Media & Services — 4.7%
Alphabet Inc., Class A Shares	1,632	3,724,534	*
Alphabet Inc., Class C Shares	1,500	3,448,995	*
Auto Trader Group PLC	153,000	1,209,091	(a)
Meta Platforms Inc., Class A Shares	6,600	1,323,102	*
Total Interactive Media & Services		9,705,722
Media — 0.7%
Interpublic Group of Cos. Inc.	45,000	1,467,900
Total Communication Services		13,645,664
Consumer Discretionary — 11.2%
Automobiles — 1.8%
Ford Motor Co.	100,000	1,416,000
Mercedes-Benz Group AG	16,800	1,188,853	(a)
Tesla Inc.	1,300	1,131,988	*
Total Automobiles		3,736,841
Household Durables — 1.6%
Berkeley Group Holdings PLC	23,500	1,193,200	(a)
Lennar Corp., Class A Shares	13,400	1,024,966
PulteGroup Inc.	24,000	1,002,240
Total Household Durables		3,220,406
Internet & Direct Marketing Retail — 2.0%
Amazon.com Inc.	1,300	3,231,319	*
eBay Inc.	16,500	856,680
Total Internet & Direct Marketing Retail		4,087,999
Multiline Retail — 0.7%
Target Corp.	6,600	1,509,090
Specialty Retail — 3.2%
AutoZone Inc.	600	1,173,282	*
Foot Locker Inc.	17,100	501,201
Home Depot Inc.	4,200	1,261,680
Lowe’s Cos. Inc.	11,600	2,293,668
O’Reilly Automotive Inc.	2,150	1,304,082	*
Total Specialty Retail		6,533,913
Textiles, Apparel & Luxury Goods — 1.9%
adidas AG	4,700	957,288	(a)

See Notes to Financial Statements.

4	Franklin Global Equity Fund 2022 Semi-Annual Report

Franklin Global Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Textiles, Apparel & Luxury Goods — continued
Deckers Outdoor Corp.	3,700	$983,275	*
NIKE Inc., Class B Shares	7,700	960,190
Pandora A/S	12,200	1,058,154	(a)
Total Textiles, Apparel & Luxury Goods		3,958,907
Total Consumer Discretionary		23,047,156
Consumer Staples — 7.9%
Food & Staples Retailing — 4.5%
Carrefour SA	51,000	1,081,111	(a)
Kroger Co.	40,000	2,158,400
Loblaw Cos. Ltd.	20,200	1,847,742
Walgreens Boots Alliance Inc.	36,500	1,547,600
Walmart Inc.	16,800	2,570,232
Total Food & Staples Retailing		9,205,085
Food Products — 1.6%
Hershey Co.	7,100	1,602,967
Tyson Foods Inc., Class A Shares	17,000	1,583,720
Total Food Products		3,186,687
Household Products — 0.3%
Procter & Gamble Co.	4,400	706,420
Personal Products — 0.9%
Estee Lauder Cos. Inc., Class A Shares	4,700	1,241,082
Herbalife Nutrition Ltd.	21,300	566,154	*
Total Personal Products		1,807,236
Tobacco — 0.6%
Swedish Match AB	164,000	1,306,869	(a)
Total Consumer Staples		16,212,297
Energy — 4.8%
Oil, Gas & Consumable Fuels — 4.8%
Exxon Mobil Corp.	32,300	2,753,575
GS Holdings Corp.	10,600	366,044	(a)
Imperial Oil Ltd.	43,400	2,185,118
Lundin Energy AB	37,100	1,534,853	(a)
Marathon Petroleum Corp.	18,300	1,596,858
Repsol SA	100,000	1,500,445	(a)
Total Energy		9,936,893
Financials — 13.2%
Banks — 5.8%
Bank of America Corp.	28,000	999,040
Bank of Nova Scotia	25,500	1,614,778

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	5

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Franklin Global Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Banks — continued
Citigroup Inc.	30,300	$1,460,763
HSBC Holdings PLC	210,000	1,310,781	(a)
Japan Post Bank Co. Ltd.	143,800	1,087,318	(a)
JPMorgan Chase & Co.	7,600	907,136
Lloyds Banking Group PLC	2,370,000	1,336,172	(a)
Natwest Group PLC	400,000	1,075,419	(a)
Wells Fargo & Co.	46,500	2,028,795
Total Banks		11,820,202
Capital Markets — 0.4%
Goldman Sachs Group Inc.	2,700	824,823
Consumer Finance — 2.1%
Ally Financial Inc.	32,500	1,298,700
Capital One Financial Corp.	16,705	2,081,777
Synchrony Financial	27,700	1,019,637
Total Consumer Finance		4,400,114
Insurance — 4.9%
Allianz SE, Registered Shares	7,524	1,713,705	(a)
Allstate Corp.	14,400	1,822,176
Dai-ichi Life Holdings Inc.	60,000	1,204,604	(a)
Direct Line Insurance Group PLC	200,000	635,227	(a)
Japan Post Holdings Co. Ltd.	170,000	1,191,285	(a)
Manulife Financial Corp.	71,000	1,388,332
MetLife Inc.	32,600	2,141,168
Total Insurance		10,096,497
Total Financials		27,141,636
Health Care — 13.1%
Biotechnology — 2.1%
Moderna Inc.	3,800	510,758	*
Regeneron Pharmaceuticals Inc.	2,950	1,944,374	*
Vertex Pharmaceuticals Inc.	6,400	1,748,608	*
Total Biotechnology		4,203,740
Health Care Equipment & Supplies — 0.7%
IDEXX Laboratories Inc.	3,500	1,506,680	*
Health Care Providers & Services — 5.0%
CVS Health Corp.	19,400	1,864,922
HCA Healthcare Inc.	7,100	1,523,305
McKesson Corp.	10,500	3,250,905
Molina Healthcare Inc.	5,700	1,786,665	*
UnitedHealth Group Inc.	3,800	1,932,490
Total Health Care Providers & Services		10,358,287

See Notes to Financial Statements.

6	Franklin Global Equity Fund 2022 Semi-Annual Report

Franklin Global Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Health Care Technology — 0.3%
Veeva Systems Inc., Class A Shares	2,900	$527,655	*
Life Sciences Tools & Services — 1.3%
Bio-Rad Laboratories Inc., Class A Shares	2,400	1,228,944	*
Mettler-Toledo International Inc.	1,100	1,405,283	*
Total Life Sciences Tools & Services		2,634,227
Pharmaceuticals — 3.7%
Novo Nordisk A/S, Class B Shares	20,600	2,356,062	(a)
Ono Pharmaceutical Co. Ltd.	43,300	1,110,952	(a)
Pfizer Inc.	53,000	2,600,710
Roche Holding AG	4,100	1,518,503	(a)
Total Pharmaceuticals		7,586,227
Total Health Care		26,816,816
Industrials — 10.2%
Aerospace & Defense — 0.5%
Airbus SE	9,700	1,054,851	(a)
Air Freight & Logistics — 1.2%
FedEx Corp.	4,800	953,952
United Parcel Service Inc., Class B Shares	8,500	1,529,830
Total Air Freight & Logistics		2,483,782
Building Products — 1.1%
Masco Corp.	21,600	1,138,104
Owens Corning	13,500	1,227,555
Total Building Products		2,365,659
Electrical Equipment — 0.6%
Signify NV	29,600	1,249,807	(a)
Machinery — 2.6%
Caterpillar Inc.	5,800	1,221,132
CNH Industrial NV	71,500	1,020,648	(a)
Cummins Inc.	5,600	1,059,464
Deere & Co.	3,350	1,264,793
FANUC Corp.	4,400	680,528	(a)
Total Machinery		5,246,565
Marine — 1.3%
A.P. Moller - Maersk A/S, Class B Shares	470	1,348,596	(a)
Kuehne + Nagel International AG, Registered Shares	4,750	1,331,953	(a)
Total Marine		2,680,549
Professional Services — 1.5%
Robert Half International Inc.	16,500	1,622,115
Wolters Kluwer NV	13,900	1,405,988	(a)
Total Professional Services		3,028,103

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	7

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Franklin Global Equity Fund

(Percentages shown based on Fund net assets)

Security	Shares	Value
Road & Rail — 0.7%
Old Dominion Freight Line Inc.	5,300	$1,484,636
Trading Companies & Distributors — 0.7%
W.W. Grainger Inc.	2,900	1,450,087
Total Industrials		21,044,039
Information Technology — 21.5%
Communications Equipment — 2.0%
Cisco Systems Inc.	37,000	1,812,260
Nokia Oyj	253,300	1,288,996	*(a)
Telefonaktiebolaget LM Ericsson, Class B Shares	123,000	987,698	(a)
Total Communications Equipment		4,088,954
Semiconductors & Semiconductor Equipment — 7.1%
Advanced Micro Devices Inc.	18,400	1,573,568	*
Applied Materials Inc.	18,700	2,063,545
ASML Holding NV	4,400	2,489,382	(a)
Intel Corp.	22,700	989,493
KLA Corp.	3,900	1,245,114
Lam Research Corp.	2,700	1,257,552
QUALCOMM Inc.	12,800	1,788,032
Texas Instruments Inc.	8,500	1,447,125
Tokyo Electron Ltd.	4,000	1,696,856	(a)
Total Semiconductors & Semiconductor Equipment		14,550,667
Software — 5.3%
Check Point Software Technologies Ltd.	12,100	1,528,109	*
Microsoft Corp.	27,600	7,659,552
NortonLifeLock Inc.	54,000	1,352,160
Zoom Video Communications Inc., Class A Shares	2,400	238,968	*
Total Software		10,778,789
Technology Hardware, Storage & Peripherals — 7.1%
Apple Inc.	69,600	10,972,440
Logitech International SA, Registered Shares	17,000	1,101,573	(a)
NetApp Inc.	17,385	1,273,451
Samsung Electronics Co. Ltd.	24,679	1,311,297	(a)
Total Technology Hardware, Storage & Peripherals		14,658,761
Total Information Technology		44,077,171
Materials — 4.6%
Chemicals — 1.4%
Huntsman Corp.	37,500	1,270,125
LyondellBasell Industries NV, Class A Shares	15,000	1,590,450
Total Chemicals		2,860,575

See Notes to Financial Statements.

8	Franklin Global Equity Fund 2022 Semi-Annual Report

Franklin Global Equity Fund

(Percentages shown based on Fund net assets)

Security		Shares	Value
Metals & Mining — 2.4%
Nucor Corp.		14,000	$2,166,920
Rio Tinto PLC		21,000	1,489,569	(a)
South32 Ltd.		420,000	1,399,725	(a)
Total Metals & Mining			5,056,214
Paper & Forest Products — 0.8%
Louisiana-Pacific Corp.		24,300	1,567,836
Total Materials			9,484,625
Real Estate — 2.9%
Equity Real Estate Investment Trusts (REITs) — 1.2%
Host Hotels & Resorts Inc.		62,000	1,261,700
Stockland		384,000	1,106,169	(a)
Total Equity Real Estate Investment Trusts (REITs)			2,367,869
Real Estate Management & Development — 1.7%
CK Asset Holdings Ltd.		225,500	1,526,601	(a)
Daito Trust Construction Co. Ltd.		13,500	1,299,358	(a)
Daiwa House Industry Co. Ltd.		30,000	724,602	(a)
Total Real Estate Management & Development			3,550,561
Total Real Estate			5,918,430
Utilities — 2.4%
Electric Utilities — 1.2%
Iberdrola SA		105,000	1,199,701	(a)
PPL Corp.		45,000	1,273,950
Total Electric Utilities			2,473,651
Gas Utilities — 0.7%
Tokyo Gas Co. Ltd.		69,000	1,323,723	(a)
Multi-Utilities — 0.5%
Atco Ltd., Class I Shares		29,600	1,054,600
Total Utilities			4,851,974
Total Investments before Short-Term Investments (Cost — $153,993,763)			202,176,701

	Rate
Short-Term Investments — 0.4%
Invesco Treasury Portfolio, Institutional Class (Cost — $864,800)	0.225%	864,800	864,800
Total Investments — 98.8% (Cost — $154,858,563)			203,041,501
Other Assets in Excess of Liabilities — 1.2%			2,383,676
Total Net Assets — 100.0%			$205,425,177

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	9

Schedule of investments (unaudited) (cont’d)

April 30, 2022

Franklin Global Equity Fund

Summary of Investments by Country**
United States	68.1%
Japan	5.7
Canada	4.0
United Kingdom	3.8
Netherlands	2.5
Denmark	2.3
Australia	2.0
Switzerland	2.0
Germany	1.9
Sweden	1.9
Spain	1.3
France	1.1
South Korea	0.8
Israel	0.8
Hong Kong	0.8
Finland	0.6
Short-Term Investments	0.4
100.0%

**	As a percentage of total investments. Please note that the Fund holdings are as of April 30, 2022 and are subject to change.

See Notes to Financial Statements.

10	Franklin Global Equity Fund 2022 Semi-Annual Report

Statement of assets and liabilities (unaudited)

April 30, 2022

Assets:
Investments, at value (Cost — $154,858,563)	$203,041,501
Foreign currency, at value (Cost — $274,537)	266,161
Receivable for Fund shares sold	1,923,147
Dividends receivable	585,805
Prepaid expenses	21,003
Total Assets	205,837,617

Liabilities:
Investment management fee payable	127,853
Transfer agent fees payable	109,204
Payable for Fund shares repurchased	61,560
Service and/or distribution fees payable	39,100
Fund accounting fees payable	39,008
Trustees’ fees payable	40
Accrued expenses	35,675
Total Liabilities	412,440
Total Net Assets	$205,425,177

Net Assets:
Par value (Note 7)	$111
Paid-in capital in excess of par value	151,969,182
Total distributable earnings (loss)	53,455,884
Total Net Assets	$205,425,177

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	11

Statement of assets and liabilities (unaudited) (cont’d)

April 30, 2022

Net Assets:
Class 1	$1,251,832
Class A	$171,080,420
Class C	$3,123,619
Class I	$29,624,226
Class IS	$345,080

Shares Outstanding:
Class 1	67,844
Class A	9,216,952
Class C	164,931
Class I	1,602,346
Class IS	18,663

Net Asset Value:
Class 1 (and redemption price)	$18.45
Class A (and redemption price)	$18.56
Class C*	$18.94
Class I (and redemption price)	$18.49
Class IS (and redemption price)	$18.49

Maximum Public Offering Price Per Share:
Class A (based on maximum initial sales charge of 5.75%; 5.50% effective August 15, 2022)	$19.69

*	Redemption price per share is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within one year from purchase payment (Note 2).

See Notes to Financial Statements.

12	Franklin Global Equity Fund 2022 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended April 30, 2022

Investment Income:
Dividends	$2,396,425
Less: Foreign taxes withheld	(120,675)
Total Investment Income	2,275,750

Expenses:
Investment management fee (Note 2)	780,849
Service and/or distribution fees (Notes 2 and 5)	235,950
Transfer agent fees (Note 5)	221,420
Fund accounting fees	38,754
Registration fees	35,891
Audit and tax fees	18,226
Legal fees	15,518
Trustees’ fees	6,695
Shareholder reports	6,645
Custody fees	2,534
Insurance	536
Interest expense	233
Commitment fees (Note 8)	143
Miscellaneous expenses	5,630
Total Expenses	1,369,024
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(51,392)
Net Expenses	1,317,632
Net Investment Income	958,118

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions (Notes 1 and 3):
Net Realized Gain (Loss) From:
Investment transactions	4,511,311
Foreign currency transactions	(15,653)
Net Realized Gain	4,495,658
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	(22,153,458)
Foreign currencies	(34,607)
Change in Net Unrealized Appreciation (Depreciation)	(22,188,065)
Net Loss on Investments and Foreign Currency Transactions	(17,692,407)
Decrease in Net Assets From Operations	$(16,734,289)

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	13

Statements of changes in net assets

For the Six Months Ended April 30, 2022 (unaudited) and the Year Ended October 31, 2021	2022	2021

Operations:
Net investment income	$958,118	$1,394,002
Net realized gain	4,495,658	17,435,352
Change in net unrealized appreciation (depreciation)	(22,188,065)	41,992,698
Increase (Decrease) in Net Assets From Operations	(16,734,289)	60,822,052

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(17,501,772)	(1,300,006)
Decrease in Net Assets From Distributions to Shareholders	(17,501,772)	(1,300,006)

Fund Share Transactions (Note 7):
Net proceeds from sale of shares	32,827,459	20,346,591
Reinvestment of distributions	17,376,904	1,290,856
Cost of shares repurchased	(14,462,096)	(27,230,203)
Increase (Decrease) in Net Assets From Fund Share Transactions	35,742,267	(5,592,756)
Increase in Net Assets	1,506,206	53,929,290

Net Assets:
Beginning of period	203,918,971	149,989,681
End of period	$205,425,177	$203,918,971

See Notes to Financial Statements.

14	Franklin Global Equity Fund 2022 Semi-Annual Report

Financial highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class 1 Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.89	$15.59	$16.49	$16.62	$16.90	$13.65

Income (loss) from operations:
Net investment income	0.11	0.18	0.16	0.22	0.22	0.15
Net realized and unrealized gain (loss)	(1.64)	6.28	0.14	0.81	(0.36)	3.32
Total income (loss) from operations	(1.53)	6.46	0.30	1.03	(0.14)	3.47

Less distributions from:
Net investment income	(0.21)	(0.16)	(0.22)	(0.24)	(0.14)	(0.22)
Net realized gains	(1.70)	—	(0.98)	(0.92)	—	—
Total distributions	(1.91)	(0.16)	(1.20)	(1.16)	(0.14)	(0.22)

Net asset value, end of period	$18.45	$21.89	$15.59	$16.49	$16.62	$16.90
Total return[3]	(7.51)%	41.65%	1.82%	6.83%	(0.86)%	25.75%

Net assets, end of period (000s)	$1,252	$1,522	$1,150	$1,227	$1,265	$1,399

Ratios to average net assets:
Gross expenses	1.09%[4]	1.11%	1.19%	1.19%	1.20%	1.32%
Net expenses[5]	1.09 [4]	1.11	1.16 [6]	1.18 [6]	1.20	1.25 [6]
Net investment income	1.07 [4]	0.91	1.07	1.41	1.25	0.97

Portfolio turnover rate	12%	36%	38%	52%	25%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class 1 shares did not exceed the ratio of total annual fund operating expenses of Class A shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	15

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class A Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.99	$15.67	$16.57	$16.68	$16.98	$13.71

Income (loss) from operations:
Net investment income	0.09	0.14	0.14	0.20	0.20	0.14
Net realized and unrealized gain (loss)	(1.65)	6.31	0.13	0.81	(0.37)	3.35
Total income (loss) from operations	(1.56)	6.45	0.27	1.01	(0.17)	3.49

Less distributions from:
Net investment income	(0.17)	(0.13)	(0.19)	(0.20)	(0.13)	(0.22)
Net realized gains	(1.70)	—	(0.98)	(0.92)	—	—
Total distributions	(1.87)	(0.13)	(1.17)	(1.12)	(0.13)	(0.22)

Net asset value, end of period	$18.56	$21.99	$15.67	$16.57	$16.68	$16.98
Total return[3]	(7.62)%	41.38%	1.68%	6.70%	(0.99)%	25.73%

Net assets, end of period (millions)	$171	$182	$135	$142	$142	$151

Ratios to average net assets:
Gross expenses	1.35%[4]	1.37%	1.46%	1.45%	1.45%	1.57%
Net expenses[5,6]	1.30 [4]	1.30	1.30	1.30	1.30	1.30
Net investment income	0.88 [4]	0.72	0.93	1.28	1.15	0.92

Portfolio turnover rate	12%	36%	38%	52%	25%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.30%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

16	Franklin Global Equity Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class C Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$22.35	$15.93	$16.76	$16.83	$17.12	$13.80

Income (loss) from operations:
Net investment income (loss)	0.02	(0.01)	0.03	0.09	0.07	0.03
Net realized and unrealized gain (loss)	(1.68)	6.43	0.12	0.82	(0.36)	3.38
Total income (loss) from operations	(1.66)	6.42	0.15	0.91	(0.29)	3.41

Less distributions from:
Net investment income	(0.05)	—	—	(0.06)	—	(0.09)
Net realized gains	(1.70)	—	(0.98)	(0.92)	—	—
Total distributions	(1.75)	—	(0.98)	(0.98)	—	(0.09)

Net asset value, end of period	$18.94	$22.35	$15.93	$16.76	$16.83	$17.12
Total return[3]	(7.96)%	40.37%	0.88%	5.91%	(1.69)%	24.73%

Net assets, end of period (000s)	$3,124	$1,331	$1,380	$1,890	$6,057	$6,275

Ratios to average net assets:
Gross expenses	2.10%[4]	2.24%	2.22%	2.17%	2.12%	2.28%
Net expenses[5,6]	2.05 [4]	2.05	2.05	2.05	2.05	2.05
Net investment income (loss)	0.20 [4]	(0.06)	0.18	0.55	0.41	0.17

Portfolio turnover rate	12%	36%	38%	52%	25%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.05%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	17

Financial highlights (cont’d)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class I Shares[1]	2022[2]	2021	2020	2019	2018	2017

Net asset value, beginning of period	$21.95	$15.63	$16.54	$16.67	$16.96	$13.70

Income (loss) from operations:
Net investment income	0.13	0.21	0.20	0.26	0.28	0.19
Net realized and unrealized gain (loss)	(1.64)	6.30	0.12	0.81	(0.38)	3.33
Total income (loss) from operations	(1.51)	6.51	0.32	1.07	(0.10)	3.52

Less distributions from:
Net investment income	(0.25)	(0.19)	(0.25)	(0.28)	(0.19)	(0.26)
Net realized gains	(1.70)	—	(0.98)	(0.92)	—	—
Total distributions	(1.95)	(0.19)	(1.23)	(1.20)	(0.19)	(0.26)

Net asset value, end of period	$18.49	$21.95	$15.63	$16.54	$16.67	$16.96
Total return[3]	(7.43)%	41.93%	1.98%	7.10%	(0.60)%	26.07%

Net assets, end of period (000s)	$29,624	$18,608	$12,692	$15,137	$13,552	$7,894

Ratios to average net assets:
Gross expenses	0.99%[4]	1.02%	1.07%	1.06%	1.08%	1.14%
Net expenses[5,6]	0.95 [4]	0.95	0.95	0.95	0.95	0.95
Net investment income	1.29 [4]	1.07	1.29	1.65	1.58	1.28

Portfolio turnover rate	12%	36%	38%	52%	25%	54%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Annualized.

[5]	Reflects fee waivers and/or expense reimbursements.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.95%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

See Notes to Financial Statements.

18	Franklin Global Equity Fund 2022 Semi-Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:
Class IS Shares[1]	2022[2]	2021	2020	2019[3]

Net asset value, beginning of period	$21.96	$15.64	$16.54	$15.52

Income (loss) from operations:
Net investment income	0.13	0.23	0.20	0.05
Net realized and unrealized gain (loss)	(1.64)	6.29	0.14	0.97
Total income (loss) from operations	(1.51)	6.52	0.34	1.02

Less distributions from:
Net investment income	(0.26)	(0.20)	(0.26)	—
Net realized gains	(1.70)	—	(0.98)	—
Total distributions	(1.96)	(0.20)	(1.24)	—

Net asset value, end of period	$18.49	$21.96	$15.64	$16.54
Total return[4]	(7.42)%	41.97%	2.09%	6.57%

Net assets, end of period (000s)	$345	$95	$30	$30

Ratios to average net assets:
Gross expenses	0.92%[5]	1.41%	1.05%	1.00%[5]
Net expenses[6,7]	0.90 [5]	0.90	0.90	0.90 [5]
Net investment income	1.35 [5]	1.14	1.33	1.42 [5]

Portfolio turnover rate	12%	36%	38%	52%[8]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended April 30, 2022 (unaudited).

[3]	For the period August 9, 2019 (inception date) to October 31, 2019.

[4]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class IS shares did not exceed 0.90%. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[8]	For the year ended October 31, 2019.

See Notes to Financial Statements.

Franklin Global Equity Fund 2022 Semi-Annual Report	19

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Franklin Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When

20	Franklin Global Equity Fund 2022 Semi-Annual Report

determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Franklin Global Equity Fund 2022 Semi-Annual Report	21

Notes to financial statements (unaudited) (cont’d)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)*	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks:
Communication Services	$11,192,251	$2,453,413	—	$13,645,664
Consumer Discretionary	18,649,661	4,397,495	—	23,047,156
Consumer Staples	13,824,317	2,387,980	—	16,212,297
Energy	6,535,551	3,401,342	—	9,936,893
Financials	17,587,125	9,554,511	—	27,141,636
Health Care	21,831,299	4,985,517	—	26,816,816
Industrials	12,951,668	8,092,371	—	21,044,039
Information Technology	35,201,369	8,875,802	—	44,077,171
Materials	6,595,331	2,889,294	—	9,484,625
Real Estate	1,261,700	4,656,730	—	5,918,430
Utilities	2,328,550	2,523,424	—	4,851,974
Total Long-Term Investments	147,958,822	54,217,879	—	202,176,701
Short-Term Investments†	864,800	—	—	864,800
Total Investments	$148,823,622	$54,217,879	—	$203,041,501

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Schedule of Investments for additional detailed categorizations.

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses

22	Franklin Global Equity Fund 2022 Semi-Annual Report

realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/ unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Franklin Global Equity Fund 2022 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

(g) Compensating balance arrangements. The Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Fund’s cash on deposit with the bank.

(h) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of October 31, 2021, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager. Franklin Advisers, Inc. (“Franklin Advisers”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).

Under the investment management agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.750%
Next $1 billion	0.700
Next $3 billion	0.650
Next $5 billion	0.600
Over $10 billion	0.550

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund, except for the

24	Franklin Global Equity Fund 2022 Semi-Annual Report

management of the portion of the cash and short-term instruments allocated to Western Asset. For its services, LMPFA pays Franklin Advisers a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Fund. For Western Asset’s services to the Fund, LMPFA pays Western Asset monthly 0.02% of the portion of the Fund’s average daily net assets that are allocated to Western Asset by LMPFA.

As a result of expense limitation arrangements between the Fund and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A, Class C, Class I and Class IS shares did not exceed 1.30%, 2.05%, 0.95% and 0.90%, respectively. In addition, the ratio of total annual fund operating expenses for Class IS shares did not exceed the ratio of total annual fund operating expenses for Class I shares and the ratio of total annual fund operating expenses for Class 1 shares did not exceed the ratio of total annual fund operating expenses for Class A shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the six months ended April 30, 2022, fees waived and/or expenses reimbursed amounted to $51,392.

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Fund, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

Franklin Distributors, LLC (“Franklin Distributors”) serves as the Fund’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

There is a maximum initial sales charge of 5.75% (5.50% effective August 15, 2022) for Class A shares. There is a contingent deferred sales charge (“CDSC”) of 1.00% on Class C shares, which applies if redemption occurs within 12 months from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of other shares of funds sold by Franklin Distributors, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

Franklin Global Equity Fund 2022 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

For the six months ended April 30, 2022, sales charges retained by and CDSCs paid to Franklin Distributors and its affiliates, if any, were as follows:

	Class A	Class C
Sales charges	$36,485	—
CDSCs	1	$187

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the six months ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$41,653,501
Sales	24,707,906

At April 30, 2022, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$154,858,563	$57,769,166	$(9,586,228)	$48,182,938

4. Derivative instruments and hedging activities

During the six months ended April 30, 2022, the Fund did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

The Fund has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Fund pays service and/or distribution fees with respect to its Class A and Class C shares calculated at the annual rate of 0.25% and 1.00% of the average daily net assets of each class, respectively. Service and/or distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2022, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class 1	—	$1,537
Class A	$226,060	205,004
Class C	9,890	2,180
Class I	—	12,685
Class IS	—	14
Total	$235,950	$221,420

26	Franklin Global Equity Fund 2022 Semi-Annual Report

For the six months ended April 30, 2022, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class 1	—
Class A	$46,631
Class C	516
Class I	4,233
Class IS	12
Total	$51,392

6. Distributions to shareholders by class

	Six Months Ended April 30, 2022	Year Ended October 31, 2021
Net Investment Income:
Class 1	$14,758	$11,588
Class A	1,412,819	1,134,912
Class C	3,973	—
Class I	216,952	153,122
Class IS	1,516	384
Total	$1,650,018	$1,300,006

Net Realized Gains:
Class 1	$118,211	—
Class A	14,099,490	—
Class C	128,077	—
Class I	1,496,063	—
Class IS	9,913	—
Total	$15,851,754	—

7. Shares of beneficial interest

At April 30, 2022, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Franklin Global Equity Fund 2022 Semi-Annual Report	27

Notes to financial statements (unaudited) (cont’d)

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2022		Year Ended October 31, 2021
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	—	—	—
Shares issued on reinvestment	6,750	$132,969	650	$11,588
Shares repurchased	(8,445)	(167,525)	(4,867)	(99,551)
Net decrease	(1,695)	$(34,556)	(4,217)	$(87,963)

Class A
Shares sold	638,141	$12,864,678	771,074	$15,507,482
Shares issued on reinvestment	775,790	15,391,676	62,751	1,126,381
Shares repurchased	(490,149)	(9,963,870)	(1,140,396)	(22,549,011)
Net increase (decrease)	923,782	$18,292,484	(306,571)	$(5,915,148)

Class C
Shares sold	111,838	$2,300,572	6,072	$126,488
Shares issued on reinvestment	6,473	131,402	—	—
Shares repurchased	(12,933)	(266,934)	(33,145)	(631,122)
Net increase (decrease)	105,378	$2,165,040	(27,073)	$(504,634)

Class I
Shares sold	870,916	$17,384,036	224,326	$4,661,431
Shares issued on reinvestment	86,641	1,709,428	8,539	152,503
Shares repurchased	(202,941)	(4,058,947)	(196,907)	(3,950,519)
Net increase	754,616	$15,034,517	35,958	$863,415

Class IS
Shares sold	14,032	$278,173	2,348	$51,190
Shares issued on reinvestment	580	11,429	21	384
Shares repurchased	(255)	(4,820)	—	—
Net increase	14,357	$284,782	2,369	$51,574

8. Redemption facility

On February 4, 2022, the Fund, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the

28	Franklin Global Equity Fund 2022 Semi-Annual Report

Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Fund did not utilize the Global Credit Facility during the six months ended April 30, 2022.

9. Recent accounting pronouncements

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

10. Other matters

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

*  *  *

On February 24, 2022, Russia engaged in military actions in the sovereign territory of Ukraine. The current political and financial uncertainty surrounding Russia and Ukraine may increase market volatility and the economic risk of investing in securities in these countries and may also cause uncertainty for the global economy and broader financial markets. The ultimate fallout and long-term impact from these events are not known. The Fund will continue to assess the impact on valuations and liquidity and will take any potential actions needed in accordance with procedures approved by the Board of Trustees.

Franklin Global Equity Fund 2022 Semi-Annual Report	29

Amended subadvisory agreement (unaudited)

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the QS Investors merger, Franklin Advisers became the subadviser of the Fund. At a meeting of the Trust’s Board of Trustees held in May 2021, the Board, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Manager or Franklin Advisers (“Independent Trustees”), approved the amendment and restatement of a subadvisory agreement to reflect that Franklin Advisers assumed the rights and obligations of QS Investors under the agreement. The Board received an opinion from legal counsel that the amended and restated agreement, which took effect upon the closing of the QS Investors merger, did not require shareholder approval. The Board considered that the amended and restated agreement under which Franklin Advisers would provide services to the Fund were substantially identical to the agreement to which QS Investors had been a party, that there would be no change in services provided to the Fund, that there would be no change in the fees payable by the Fund, and that the amended and restated agreement would not continue beyond the term of the agreement with QS Investors unless approved by the Board or shareholders of the Fund. The Board also considered that the agreement with QS Investors had been approved by the Board at a meeting of the Board held in April 2020. At such meeting, the Board considered information regarding the nature, extent and quality of the services provided to the Fund, the Fund’s performance, management fees and expense ratios, the profitability of the Manager and its affiliates in providing services to the Fund, whether there had been economies of scale with respect to the management of the Fund and other benefits received by the Manager and its affiliates as a result of their relationship with the Fund. At its May 2021 meeting, the Board received and reviewed updated information regarding the performance and expenses of the Fund. After considering the factors described above as well as other factors, and in the exercise of their business judgment, the Board, including the Independent Trustees, concluded that the amended and restated agreement, including the fees payable thereunder, was fair and reasonable and that entering into the amended and restated agreement was in the best interests of the Fund and its shareholders.

30	Franklin Global Equity Fund

Franklin

Global Equity Fund

Trustees

Paul R. Ades

Andrew L. Breech

Althea L. Duersten

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.

Distributor

Franklin Distributors, LLC

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor

Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin Global Equity Fund

The Fund is a separate investment series of Legg Mason Partners Investment Trust, a Maryland statutory trust.

Franklin Global Equity Fund

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Fund at 877-6LM- FUND/656-3863.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 877-6LM-FUND/656- 3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Global Equity Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker,

NOT PART OF THE SEMI-ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE SEMI-ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD02625 6/22 SR22-4428

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable

ITEM 13.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	June 23, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	June 23, 2022